UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2016 (Unaudited)

Common Stocks - 99.2%	Shares	Value ($)
Banks - 4.4%
JPMorgan Chase & Co.	88,725	5,791,081
Wells Fargo & Co.	72,750	3,689,880
		9,480,961
Capital Goods - .9%
United Technologies	19,400	1,951,252
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	45,620	2,519,136
Consumer Services - 1.5%
McDonald's	25,500	3,112,530
Diversified Financials - 9.5%
American Express	52,100	3,426,096
BlackRock	16,150	5,876,178
Intercontinental Exchange	9,200	2,494,304
S&P Global	21,400	2,392,734
State Street	40,550	2,557,083
Visa, Cl. A	46,550	3,674,657
		20,421,052
Energy - 10.5%
Chevron	64,200	6,484,200
ConocoPhillips	75,900	3,323,661
Exxon Mobil	97,260	8,658,085
Occidental Petroleum	53,650	4,047,356
		22,513,302
Food & Staples Retailing - 1.4%
Walgreens Boots Alliance	39,250	3,037,950
Food, Beverage & Tobacco - 20.7%
Altria Group	128,275	8,163,421
Anheuser-Busch InBev, ADR	9,200	1,161,224
Coca-Cola	186,150	8,302,290
Constellation Brands, Cl. A	7,700	1,179,255
Nestle, ADR	80,480	5,947,472
PepsiCo	42,600	4,309,842
Philip Morris International	156,450	15,438,486
		44,501,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 2.1%
Abbott Laboratories	111,950		4,436,578
Household & Personal Products - 3.5%
Estee Lauder, Cl. A	52,600		4,827,628
Procter & Gamble	31,850		2,581,124
			7,408,752
Insurance - 3.1%
Chubb	52,300		6,621,703
Materials - 1.4%
Praxair	28,200		3,098,052
Media - 6.5%
Comcast, Cl. A	70,600		4,468,980
Twenty-First Century Fox, Cl. A	120,400		3,477,152
Walt Disney	61,050		6,057,381
			14,003,513
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
AbbVie	101,900		6,412,567
Celgene	13,800	[a]	1,456,176
Gilead Sciences	30,950		2,694,507
Novo Nordisk, ADR	102,525		5,745,501
Roche Holding, ADR	165,950		5,456,436
			21,765,187
Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding	24,750		2,474,505
Texas Instruments	108,100		6,550,860
Xilinx	9,250		438,358
			9,463,723
Software & Services - 10.0%
Alphabet, Cl. C	5,030	[a]	3,700,672
Automatic Data Processing	12,435		1,092,290
Facebook, Cl. A	63,600	[a]	7,556,316
Microsoft	121,180		6,422,540
Oracle	54,150		2,176,830
VeriSign	5,900	[a,b]	504,214
			21,452,862
Technology Hardware & Equipment - 5.0%
Apple	106,750		10,660,055
Transportation - 3.0%
Canadian Pacific Railway	28,200		3,654,438

Common Stocks - 99.2% (continued)	Shares	Value ($)
Transportation - 3.0% (continued)
Union Pacific	32,250	2,715,128
		6,369,566
Total Common Stocks (cost $114,981,103)		212,818,164
Other Investment - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,550,978)	1,550,978 [c]	1,550,978
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $507,082)	507,082 [c]	507,082
Total Investments (cost $117,039,163)	100.1%	214,876,224
Liabilities, Less Cash and Receivables	(.1%)	(280,593)
Net Assets	100.0%	214,595,631
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $499,172 and the value of the collateral held by the fund was $507,082.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	20.7
Energy	10.5
Pharmaceuticals, Biotechnology & Life Sciences	10.1
Software & Services	10.0
Diversified Financials	9.5
Media	6.5
Technology Hardware & Equipment	5.0
Banks	4.4
Semiconductors & Semiconductor Equipment	4.4
Household & Personal Products	3.5
Insurance	3.1
Transportation	3.0
Health Care Equipment & Services	2.1
Consumer Services	1.4
Food & Staples Retailing	1.4
Materials	1.4
Consumer Durables & Apparel	1.2
Money Market Investments	1.0
Capital Goods	.9
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	188,378,588	-	-	188,378,588
Equity Securities—
Foreign Common
Stocks†	24,439,576	-	-	24,439,576
Mutual Funds	2,058,060	-	-	2,058,060

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $97,837,061, consisting of $99,621,465 gross unrealized appreciation and $1,784,404 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
May 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 11.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Cable & Satellite Television - 1.0%
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	1,550,000	[b]	1,555,812
Cablevision Systems,
Sr. Unscd. Notes		7.75	4/15/18	1,200,000		1,281,000
GLP Capital LP / GLP Financing II,
Gtd. Notes		4.88	11/1/20	1,200,000		1,261,500
Numericable-SFR,
Sr. Scd. Bonds		6.00	5/15/22	525,000	[b]	524,606
						4,622,918
Chemicals & Plastics - .2%
INEOS Group Holdings,
Scd. Notes		5.88	2/15/19	1,200,000	[b]	1,219,500
Collateralized Loan Obligations - 5.8%
ALM,
Ser. 2015-12A, Cl. D		6.13	4/16/27	1,000,000	[b,c]	860,114
Ares,
Ser. 2007-22A, Cl. D		5.48	8/15/19	690,000	[b,c]	633,304
Arrowpoint,
Ser. 2015-4A, Cl. D		5.13	4/18/27	2,000,000	[b,c]	1,898,350
Avery Point,
Ser. 2015-6A, Cl. E2		6.63	8/5/27	1,000,000	[b,c]	875,028
Cadogan Square,
Ser.1, Cl. E	EUR	4.67	2/1/22	800,000	[c]	871,744
Cairn,
Ser. 2007-2A, Cl. E	EUR	4.86	10/15/22	1,000,000	[b,c]	1,058,901
CIFC Funding,
Ser. 2007-3A, Cl. D		5.89	7/26/21	1,000,000	[b,c]	1,002,868
CVP Cascade,
Ser. 2015-3A, Cl. D		4.82	1/16/27	1,000,000	[b,c]	833,879
Galaxy,
Ser. 2015-21A, Cl. E2		7.07	1/20/18	1,500,000	[b,c]	1,361,218
Goldentree Loan Opportunities,
Ser. 2015-10A, Cl. E1		6.63	7/20/27	1,500,000	[b,c]	1,314,371
Highbridge Loan Management,
Ser. 6A-2015, Cl. E2		6.86	5/5/27	1,000,000	[b,c]	892,941
LCM,
Ser. 14A, Cl. E		5.28	7/15/25	1,000,000	[b,c]	850,696
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.55	2/5/26	831,699	[c]	925,758
Neuberger Berman,
Ser. 2015-20A, Cl. E		7.08	1/15/28	2,000,000	[b,c]	1,798,764
Neuberger Berman,
Ser. 2016-21A, Cl. D		5.57	4/20/27	1,500,000	[b,c]	1,487,865
OZLM,
Ser. 2014-8A, Cl. D		5.58	10/17/26	2,000,000	[b,c]	1,658,764
OZLM,
Ser. 2014-9A, Cl. D		5.29	1/20/27	1,500,000	[b,c]	1,199,273
OZLM Funding,
Ser. 2013-4A, Cl. D		5.29	7/22/25	1,500,000	[b,c]	1,242,303

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 11.3% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Collateralized Loan Obligations - 5.8% (continued)
Sound Point,
Ser. 2012-1A, Cl. E	6.63	10/20/23	1,030,000	[b,c]	952,927
Venture,
Ser. 2015-20A, Cl. E2	7.56	4/15/27	2,000,000	[b,c]	1,717,120
Windmill,
Ser. 2007-1X, Cl. E	EUR 6.46	12/16/29	1,500,000	[c]	1,669,188
York,
Ser. 2014-1A, Cl. D	4.74	1/22/27	1,500,000	[b,c]	1,416,685
York,
Ser. 2014-1A, Cl. E	6.09	1/22/27	1,500,000	[b,c]	1,236,909
					27,758,970
Containers & Glass Products - .9%
Ardagh Packaging Finance,
Gtd. Notes	6.75	1/31/21	1,225,000	[b]	1,240,313
Ardagh Packaging Finance,
Sr. Scd. Notes	3.88	5/15/21	1,750,000	[b,c]	1,756,562
Beverage Packaging Holdings II,
Gtd. Notes	6.00	6/15/17	1,300,000	[b]	1,303,218
					4,300,093
Electronics & Electrical Equipment - .5%
Diamond 1 Finance,
Sr. Scd. Notes	4.42	6/15/21	2,200,000	[b]	2,246,409
Food & Drug Retail - .3%
Rite Aid,
Gtd. Notes	6.75	6/15/21	1,500,000		1,579,044
Health Care - .6%
HCA,
Sr. Scd. Notes	3.75	3/15/19	375,000		387,188
Tenet Healthcare,
Sr. Scd. Notes	4.13	6/15/20	2,500,000	[b,c]	2,500,000
					2,887,188
Lodging & Casinos - .2%
MGM Resorts International,
Gtd. Notes	6.63	12/15/21	1,000,000		1,083,750
Oil & Gas - .4%
Targa Resources Partners,
Gtd. Notes	5.00	1/15/18	2,000,000		2,050,000
Radio & Television - .3%
DISH DBS,
Gtd. Notes	5.13	5/1/20	1,200,000		1,219,500
Telecommunications - .3%
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	450,000	[b]	470,250
T-Mobile USA,
Gtd. Bonds	6.46	4/28/19	850,000		867,531
					1,337,781
Utilities - .8%
Dynegy,
Gtd. Notes	6.75	11/1/19	2,525,000		2,543,937

	Coupon	Maturity	Principal
Bonds and Notes - 11.3% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities - .8% (continued)
NRG Energy,
Gtd. Notes	8.25	9/1/20	1,200,000		1,249,500
					3,793,437
Total Bonds and Notes
(cost $56,512,176)					54,098,590
Floating Rate Loan Interests - 80.3%

Aerospace & Defense - 2.4%
American Airlines,
2015 New Term Loan	3.25	6/27/20	984,962	[c]	982,431
American Airlines,
2015 Term Loan	3.50	10/10/21	1,980,000	[c]	1,984,950
BE Aerospace,
Term Loan	3.75	12/16/21	425,000	[c]	427,816
Consolidated Aerospace Manufacturing,
Term Loan	4.75	8/11/22	1,437,500	[c]	1,360,234
Consolidated Precision Products,
First Lien Term B-3 Loan	4.50	12/28/19	1,218,514	[c]	1,181,958
SI Organization,
First Lien Initial Term Loan	5.75	11/23/19	903,848	[c]	903,094
Standard Aero Holdings,
Initial Term Loan	5.25	6/24/22	1,343,250	[c]	1,352,767
TASC,
First Lien New Term Loan	7.00	5/22/20	1,263,623	[c]	1,265,594
Transdigm,
Tranche C Term Loan	3.75	2/25/20	1,526,970	[c]	1,530,474
US Airways,
Tranche B-1 Term Loan	3.50	5/23/19	727,500	[c]	728,864
					11,718,182
Air Transport - .6%
Sabre Holdings,
Term B Loan	4.00	2/19/19	2,195,187	[c]	2,202,508
United AirLines,
Class B Term Loan	3.25	4/1/19	487,437	[c]	488,276
					2,690,784
Automotive - 4.3%
American Tire Distributors,
Initial Term Loan	5.25	9/24/21	2,676,928	[c]	2,610,004
Dealer Tire,
Initial Term Loan	5.50	12/17/21	1,481,250	[c]	1,485,879
Federal Mogul,
New Term Loan B	4.00	4/15/18	646,709	[c]	626,231
Federal-Mogul,
Tranche C Term Loan	4.75	4/15/21	1,697,521	[c]	1,612,119
FPC Holdings,
First Lien Initial Term Loan	5.25	11/19/19	1,279,272	[c]	1,106,570
FPC Holdings,
Second Lien Initial Term Loan	9.25	5/19/20	1,000,000	[c]	727,500
Gates Global,
Initial Dollar Term Loan	4.25	6/11/21	3,034,325	[c]	2,947,089
KAR Auction Services,
Term Loan B3	4.25	3/4/23	475,000	[c]	479,254
Key Safety Systems,
Initial Term Loan	4.75	7/23/21	1,477,500	[c]	1,485,811
Midas Intermediate Holdco II,
Closing Date Term Loan	4.50	8/18/21	1,475,031	[c]	1,479,641

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 80.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Automotive - 4.3% (continued)
MPG Holdco I,
Initial Term Loan	3.75	10/20/21	705,353	[c]	707,007
TI Group Automotive Systems,
Term Loan	4.50	6/30/22	1,542,250	[c]	1,548,519
US Farathane,
Initial Term Loan	6.75	2/4/22	2,540,333	[c]	2,546,684
Visteon,
Initial Term Loan	3.50	4/9/21	1,166,667	[c]	1,169,583
					20,531,891
Beverages & Tobacco - 1.6%
AdvancePierre Foods,
First Lien Term Loan	4.75	5/26/23	1,550,000	[c]	1,557,556
AdvancePierre Foods,
First Lien Term Loan	5.75	7/10/17	1,174,139	[c]	1,176,194
AdvancePierre Foods,
Second Lien Term Loan	4.75	10/10/17	2,619,802	[c]	2,646,000
Aramark,
US Term F Loan	3.25	2/21/21	2,357,663	[c]	2,366,210
					7,745,960
Building & Development - .7%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	1,419,864	[c]	1,428,887
Quikrete,
First Lien Term Loan	4.00	9/18/20	2,100,000	[c]	2,108,095
					3,536,982
Business Equipment & Services - 3.1%
AlixPartners,
Term Loan B	4.50	7/22/22	646,750	[c]	649,822
GCA Merger Sub,
Term Loan	5.75	2/22/23	450,000	[c]	453,587
Hyland Software,
First Lien Term Loan	4.75	7/1/22	1,078,435	[c]	1,081,266
Kronos,
Incremental Term Loan	4.50	4/10/19	1,012,743	[c]	1,016,015
Magic Newco,
First Lien USD Term Loan	5.00	12/12/18	289,720	[c]	291,712
Maxim Crane Works,
Second Lien Initial Term Loan	10.25	11/20/18	750,000	[c]	748,125
Mitchell International,
First Lien Initial Term Loan	4.50	10/1/20	3,074,633	[c]	3,063,103
ON Assignment,
Term Loan	3.75	6/1/22	1,713,939	[c]	1,721,438
PGX Holdings,
First Lien Term B Loan	5.75	9/24/20	1,285,393	[c]	1,284,853
ServiceMaster Company,
Initial Term Loan	4.25	6/25/21	2,905,750	[c]	2,923,606
Solera,
Term Loan B	5.75	2/28/23	1,550,000	[c]	1,561,950
					14,795,477
Cable & Satellite Television - 1.7%
CCO Safari III,
Term Loan	3.25	7/23/21	500,000	[c]	501,250
CCO Safari III,
Term Loan	3.50	1/24/23	1,025,000	[c]	1,031,406

Floating Rate Loan Interests - 80.3%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Cable & Satellite Television - 1.7% (continued)
Charter Communications Operating,
Term E Loan		3.00	7/1/20	1,991,193	[c]	1,994,927
Numericable US,
USD TLB-7 Loan		5.00	1/8/24	1,345,000	[c]	1,352,566
UPC Financing Partnership,
Facility AH Term Loan		3.25	6/30/21	500,000	[c]	500,470
Virgin Media Investment Holdings,
F Facility Term Loan		3.50	6/30/23	673,321	[c]	674,547
Yankee Cable Acquisition,
Term Loan		4.25	3/1/20	2,272,834	[c]	2,279,232
						8,334,398
Chemicals & Plastics - 6.1%
AgroFresh,
Term Loan		5.75	7/31/21	1,940,226	[c]	1,906,272
Cyanco Intermediate,
Initial Term Loan		5.50	5/1/20	2,289,291	[c]	2,246,367
Emerald Performance Materials,
Second Lien Initial Term Loan		7.75	7/22/22	1,000,000	[c]	961,250
Huntsman International,
2016 Term B Loan		4.25	12/31/23	1,500,000	[c]	1,513,440
Ineos,
Term Loan		3.75	12/15/20	2,940,161	[c]	2,923,990
Kraton Polymers,
Term Loan		6.00	1/6/22	2,523,256	[c]	2,492,245
MacDermid,
Term Loan B3 USD		5.50	6/5/20	2,300,000	[c]	2,299,758
Methanol Holdings,
Initial Term Loan		4.25	6/16/22	992,500	[c]	952,800
Orion Engineered Carbons,
Initial Euro Term Loan	EUR	5.00	7/25/21	761,824	[c]	857,553
Road Infrastructure Investment,
Second Lien Term Loan		4.25	6/16/22	1,000,000	[c]	992,500
Solenis International,
Initial Euro Term Loan	EUR	4.50	7/2/21	1,477,500	[c]	1,648,814
Solenis International,
Second Lien Initial Term Loan		7.75	7/2/22	2,250,000	[c]	2,053,125
Styrolution US Holding,
Dollar Tranche B1 Term Loan		6.50	11/7/19	1,481,250	[c]	1,492,359
Tronox Pigments,
New Term Loan		4.25	3/19/20	3,066,148	[c]	2,980,296
Univar,
Term Loan		4.25	6/24/22	3,980,000	[c]	3,976,796
						29,297,565
Clothing/Textiles - .6%
ABG Intermediate Holdings,
First Lien Term Loan		5.50	5/27/21	979,504	[c]	977,056
Varsity Brands,
Term Loan		5.00	12/10/21	1,826,875	[c]	1,834,411
						2,811,467
Consumer Discretionary - .8%
CSC Holdings,
Term B Loan		2.67	4/17/20	2,044,744	[c]	2,063,279
Neptune Finco,
Term Loan		5.00	9/23/22	1,900,000	[c]	1,919,000
						3,982,279

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 80.3%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - .8%
Pinnacle Foods Finance,
Term Loan 1		3.75	1/13/23	2,643,375	[c]	2,660,795
Pinnacle Foods Finance,
Term Loan G		3.00	4/29/20	1,100,000	[c]	1,102,750
						3,763,545
Containers & Glass Products - 2.5%
Anchor Glass,
Term B Loan		4.50	7/1/22	1,293,739	[c]	1,300,745
Bway Holding,
Initial Term Loan		5.50	8/7/20	4,428,656	[c]	4,437,890
Klockner Pentaplast,
Term Loan		5.00	4/22/20	772,605	[c]	775,985
Klockner Pentaplast,
USD Term Loan		5.00	4/20/28	1,807,895	[c]	1,815,805
Reynolds Group Holdings,
Incremental US Term Loan		4.50	12/1/18	1,446,172	[c]	1,453,815
SIG Combibloc US Acquisition,
Initial Dollar Term Loan		1.15	2/3/22	2,396,597	[c]	2,401,474
						12,185,714
Cosmetics/Toiletries - .9%
Spectrum Brands,
First Lien Term Loan	EUR	3.50	6/23/22	1,080,000	[c]	1,209,767
Vogue International,
First Lien Initial Tranche B Term Loan		5.75	2/7/20	3,162,531	[c]	3,180,320
						4,390,087
Ecological Services & Equipment - 1.7%
ADS Waste Holdings,
Tranche B-2 Term Loan		3.75	10/9/19	1,177,553	[c]	1,177,312
EnergySolutions,
Advance Term Loan		6.75	5/22/20	1,515,714	[c]	1,477,821
Granite Acquisition,
Second Lien Term B Loan		8.25	10/14/22	500,000	[c]	473,335
Waste Industries USA,
Initial Term Loan		4.25	2/20/20	2,475,000	[c]	2,489,701
Wheelabrator,
Term B Loans		5.00	10/15/21	2,249,758	[c]	2,235,235
Wheelabrator,
Term B Loans		5.00	10/15/21	100,242	[c]	99,595
						7,952,999
Electronics & Electrical Equipment - 4.3%
Aricent Technologies,
First Lien Initial Term Loan		5.50	4/14/21	2,853,740	[c]	2,639,710
Aricent Technologies,
Second Lien Initial Term Loan		9.50	4/14/22	325,000	[c]	280,719
Avago Technologies Cayman Finance,
Term B-1 Dollar Loan		4.25	11/11/22	4,610,000	[c]	4,629,131
Dell International,
Term B2 Loan		4.00	4/29/20	3,128,009	[c]	3,133,046
Deltek,
First Lien Term Loan		5.00	12/19/22	1,612,286	[c]	1,614,809
Lawson,
Tranche B-5 Term Loan		3.75	6/3/20	2,241,231	[c]	2,202,806
On Semiconductor,
Closing Date Term Loan		5.25	3/31/23	700,000	[c]	706,272

Floating Rate Loan Interests - 80.3%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Electronics & Electrical Equipment - 4.3% (continued)
Protection One,
Incremental Term Loan		3.61	4/21/22	1,600,000	[c]	1,618,336
Protection One,
Term Loan		5.00	6/18/21	1,343,250	[c]	1,356,051
Rocket Software,
First Lien Term Loan		5.75	2/8/18	965,329	[c]	966,936
West,
Term B10 Loan		3.25	6/30/18	1,296,926	[c]	1,297,737
						20,445,553
Equipment Leasing - .2%
Neff Rentals,
Second Lien Closing Date Loan		7.25	5/21/21	1,025,822	[c]	971,966
Financial Intermediaries - 5.4%
Affinion Group,
Initial Second Lien Term Loan		8.50	10/31/18	139,186	[c]	104,668
Affinion Group,
Tranche B Term Loan		6.75	10/9/16	183,496	[c]	168,434
Armor Holding II,
First Lien Term Loan		5.25	6/26/20	479,648	[c]	473,252
Bats Global Markets,
Term Loan		5.75	1/17/20	3,969,419	[c]	3,980,593
Delos Finance Sarl,
Term Loan		3.50	2/26/21	3,200,000	[c]	3,215,200
First Data,
2021 Extended Dollar Term Loan		4.16	3/24/21	3,421,850	[c]	3,441,816
First Data,
2022 Term Loan		4.18	6/24/22	750,000	[c]	752,655
Harland Clarke Holdings,
Tanche B-2 Term Loan		5.53	4/26/18	2,809,318	[c]	2,798,193
Harland Clarke Holdings,
Term B-4 Loan		6.00	8/30/19	940,782	[c]	934,907
HUB International,
Initial Term Loan		4.25	9/18/20	3,437,500	[c]	3,420,003
ION Trading Technologies,
Term B Loan	EUR	4.50	6/10/21	1,230,000	[c]	1,379,063
Sedgwick CMS Holdings,
2016 New Term Loan		5.25	2/28/21	1,075,000	[c]	1,086,089
Sedgwick CMS Holdings,
First Lien		3.75	2/11/21	1,675,000	[c]	1,654,414
SS & C Technologies,
Term B-1 Loan		4.00	6/29/22	864,821	[c]	869,551
SS & C Technologies,
Term B-2 Loan		4.00	6/29/22	123,212	[c]	123,886
York Risk Services Holding,
Initial Term Loan		4.75	10/1/21	1,700,800	[c]	1,516,544
						25,919,268
Financials - .1%
Alliant Holdings I,
Term Loan		4.50	7/27/22	496,250	[c]	493,148
Food & Beverages - .6%
Maple Holdings Acquisition,
Term Loan	EUR	5.00	2/9/23	2,450,000	[c]	2,758,990
Food & Drug Retail - .7%
Albertson's,
Term B-2 Loan		5.38	3/21/19	1,478,819	[c]	1,482,109

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 80.3%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Food & Drug Retail - .7% (continued)
Albertson's,
Term B-3 Loan		5.13	8/9/19	1,900,000	[c]	1,904,455
						3,386,564
Food Products - .8%
Del Monte Foods,
First Lien Initial Term Loan		4.25	1/26/21	696,530	[c]	679,406
Del Monte Foods,
Second Lien Initial Term Loan		8.25	7/26/21	1,000,000	[c]	753,335
Hostess Brands,
First Lien Term Loan		4.50	7/29/22	1,243,750	[c]	1,250,746
NBTY,
Dollar Term B Loan		5.00	4/26/23	1,150,000	[c]	1,158,769
						3,842,256
Food Service - 1.1%
Advantage Sales & Marketing,
First Lien Initial Term Loan		4.25	7/21/21	1,651,000	[c]	1,647,137
Advantage Sales & Marketing,
Second Lien Initial Term Loan		7.50	7/21/22	818,708	[c]	786,983
Burger King,
Facility B2 Term Loan		3.75	12/10/21	1,581,815	[c]	1,589,131
Checkout Holding,
First Lien Term B Loan		4.50	4/3/21	1,473,750	[c]	1,307,953
						5,331,204
Health Care - 8.3%
Acadia Health,
Term Loan		4.25	2/11/22	3,434,037	[c]	3,449,765
Capsugel,
New Dollar Term Loan		4.00	8/1/21	1,775,000	[c]	1,780,769
Catalent Pharma Solutions,
Dollar Term Loan		4.25	5/7/21	1,957,594	[c]	1,966,765
CHG Healthcare Services,
First Lien Term Loan		3.33	5/19/23	2,175,000	[c]	2,187,234
CHG Healthcare Services,
First Lien Term Loan		4.25	11/20/20	975,566	[c]	976,907
CHS/Community Health Systems,
Term G Loan		3.75	12/31/19	878,428	[c]	862,726
CHS/Community Health Systems,
Term H Loan		4.00	1/27/21	1,616,283	[c]	1,594,981
Concordia Health,
Term Loan	GBP	5.75	10/21/21	1,296,750	[c]	1,872,873
Convatec,
Dollar Term Loan		4.25	6/15/20	2,837,891	[c]	2,846,760
DPX Holdings,
Incremental EURO Term Loan	EUR	4.50	3/11/21	356,373	[c]	398,146
Endo Luxembourg Finance,
Incremental Term B Loan		3.75	6/24/22	935,000	[c]	924,145
HCA,
Tranche B-6 Term Loan		3.68	3/1/23	1,925,000	[c]	1,945,992
Hill-Rom Holdings,
TLB Term Loan		3.50	7/29/22	1,631,875	[c]	1,645,477
MultiPlan,
Term B Loan		5.00	5/25/23	1,370,000	[c]	1,381,816
NVA Holdings,
First Lien Incremental Term B-1 Loan		5.50	8/14/21	250,000	[c]	251,250
Onex Carestream Finance,
First Lien Term Loan		5.00	6/7/19	322,172	[c]	317,017

Floating Rate Loan Interests - 80.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 8.3% (continued)
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	1,436,018	[c]	1,360,627
Patheon,
Term Loan	4.25	1/22/21	2,865,235	[c]	2,830,322
Pharmaceutical Product Development,
Incremental TL	4.25	8/18/22	2,500,000	[c]	2,507,025
Pharmaceutical Product Development,
Term Loan	4.25	8/5/22	744,375	[c]	746,467
Royalty Pharma,
New Term B-4 Loan	3.50	11/9/20	2,969,925	[c]	2,985,383
Siemens Audiology Solutions,
Facility B4-Term Loan	4.25	1/17/22	1,485,028	[c]	1,490,597
Surgical Care Affiliates,
Initial Term Loan	4.25	3/11/22	1,287,000	[c]	1,289,420
Valeant Pharmaceuticals International,
Retired - Series E Tranche B Term Loan	3.50	6/26/20	1,647,577	[c]	1,625,952
Valeant Pharmaceuticals International,
Series A-3 Tranche A Term Loan	3.25	10/20/18	900,000	[c]	890,721
					40,129,137
Home Furnishing - 1.3%
Mattress Holding,
Initial Term Loan	6.25	10/20/21	1,097,250	[c]	1,100,224
Mattress Holding,
Term Loan	6.25	10/1/21	2,871,667	[c]	2,878,846
Samsonite International,
Initial Tranche B Term Loan	3.62	4/13/23	2,350,000	[c]	2,373,794
					6,352,864
Industrial Equipment - 1.5%
Doncasters US,
First Lien Term B Loan	4.50	4/9/20	1,431,742	[c]	1,394,159
Filtration Group,
First Lien Initial Term Loan	4.25	11/13/20	1,444,905	[c]	1,449,196
Hudson Products,
Term Loan	5.00	3/17/19	613,167	[c]	444,546
Mueller Water Products,
Initial Term Loan	4.00	11/19/21	1,183,020	[c]	1,190,414
Navios Maritime Partners,
Term Loan	5.50	6/15/20	496,250	[c]	454,069
XPO Logistics,
Term Loan	5.50	10/27/21	2,194,500	[c]	2,215,534
					7,147,918
Industrials - .7%
Commercial Barge Line,
Term B Loan	9.75	11/6/20	1,150,000	[c]	1,032,125
Trinseo Materials Operating SCA,
Term Loan B	4.25	11/5/21	2,238,722	[c]	2,248,863
					3,280,988
Information Technology - .6%
Sophia,
Term Loan	4.75	9/16/22	2,868,000	[c]	2,872,187
Leisure Goods/Activities/Movies - 1.3%
Alpha Topco,
Facility B3 Term Loan	4.75	7/30/21	3,091,348	[c]	3,054,159
Delta 2 (LUX) Sarl Form 1,
First Lien Term Loan	7.75	7/29/22	1,000,000	[c]	963,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 80.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Leisure Goods/Activities/Movies - 1.3% (continued)
Deluxe Entertainment Services Group,
Initial Term Loan	6.50	2/25/20	1,821,911	[c]	1,794,582
WME IMG,
Second Lien Term Loan	8.25	5/6/22	500,000	[c]	498,750
					6,310,491
Lodging & Casinos - 1.8%
American Casinos & Entertainment,
First Lien Term Loan	5.00	6/17/22	873,856	[c]	878,771
Boyd Gaming,
Term B Loan	4.00	8/14/20	404,483	[c]	406,128
MGM Growth Properties,
Term B Loan	4.00	4/7/23	390,000	[c]	392,960
Scientific Games,
Term B-2 Loan	6.00	9/17/21	3,564,725	[c]	3,536,724
Station Casinos,
Term Loan B	3.75	5/25/23	375,000	[c]	376,056
Travelport,
Initial Term Loan	5.75	8/13/21	2,958,000	[c]	2,971,311
					8,561,950
Materials - .2%
Berry Plastics Group,
Term Loan F	4.00	10/3/22	1,071,719	[c]	1,077,854
Nonferrous Metals/Minerals - .4%
Fortescue Metals Group,
Term B Loan	3.75	6/30/19	1,900,000	[c]	1,785,477
Oxbow Carbon,
Second Lien Initial Term Loan	8.00	1/18/20	250,000	[c]	233,125
					2,018,602
Oil & Gas - .4%
Brand Energy & Infrastructure Services,
Initial Term Loan	4.75	11/20/20	1,466,250	[c]	1,432,350
Brock Holdings III,
Second Lien Initial Loan	10.00	3/16/18	713,333	[c]	595,633
					2,027,983
Publishing - 1.1%
Getty Images,
Initial Term Loan	4.75	10/18/19	487,405	[c]	367,260
Laureate Education,
New Series 2018 Extended Term Loan	4.38	6/16/18	1,460,627	[c]	1,423,205
Penton Media,
First Lien Term B-1 Loan	4.75	10/3/19	616,952	[c]	617,918
Pre-Paid Legal Services,
First Lien Term Loan	6.50	7/1/19	1,500,297	[c]	1,496,546
Redtop Acquisitions,
First Lien Initial Euro Term Loan	EUR 4.75	12/22/20	1,000,000	[c]	1,125,161
Redtop Acquisitions,
Second Lien Term Loan	8.25	7/22/21	244,375	[c]	230,934
					5,261,024
Radio & Television - 4.8%
AVSC Holding,
First Lien Initial Term Loan	4.50	1/22/21	2,454,949	[c]	2,427,331
Creative Artists Agency,
Initial Term Loan	5.50	12/10/21	1,826,875	[c]	1,836,009

Floating Rate Loan Interests - 80.3%		Coupon	Maturity	Principal
(continued)		Rate (%)	Date	Amount ($)		Value ($)
Radio & Television - 4.8% (continued)
Gray Television,
Term Loan		3.94	6/13/21	3,250,000	[c]	3,256,760
Media General,
Term B Loan		4.00	7/31/20	2,904,901	[c]	2,910,710
MTL Publishing,
New Term Loan		4.00	8/12/22	2,640,343	[c]	2,643,921
Sinclair Television Group,
Incremental Tranche B-1 Term Loan		3.50	7/30/21	768,065	[c]	771,426
Tech Finance & Co.,
US Term Loans		2.00	7/11/20	3,693,576	[c]	3,693,576
Univision Communications,
2013 Incremental Term Loan		4.00	3/1/20	3,028,216	[c]	3,031,623
William Morris Endeavor Entertainment,
First Lien Term Loan		5.25	3/19/21	2,429,287	[c]	2,443,705
						23,015,061
Retailers - 4.2%
99 Cents Only Stores,
Tranche B-2 Term Loan		4.51	1/11/19	664,650	[c]	451,962
Academy Sports,
Initial Term Loan		5.00	6/22/16	2,344,264	[c]	2,279,796
Ascena Retail Group,
Term Loan B		5.25	7/29/22	2,586,513	[c]	2,505,684
CWGS Group,
Term Loan		5.75	2/20/20	3,436,299	[c]	3,444,889
Dollar Tree,
Term B-2 Loan		4.25	3/9/22	2,500,000	[c]	2,509,375
Dollar Tree,
Term Loan		3.50	3/9/22	1,171,135	[c]	1,179,333
Hudson Bay,
Term B Loan		4.75	8/12/22	1,198,157	[c]	1,200,900
Michaels Stores,
Term B Loan		3.75	1/28/20	964,914	[c]	967,929
Neiman Marcus Group,
Term Loan		4.25	10/25/20	1,101,035	[c]	1,012,341
Nine West Holdings,
Initial Term Loan		4.75	9/5/19	264,940	[c]	143,067
Pet Smart,
Tranche B-1 Term Loan		4.25	3/11/22	4,308,241	[c]	4,316,535
						20,011,811
Surface Transport - 2.0%
IBC Capital,
First Lien Initial Term Loan		4.75	8/5/21	2,475,000	[c]	2,397,656
Kenan Advantage,
Delayed Draw Term 1 Loan		4.00	1/23/17	47,872	[c]	47,842
Kenan Advantage,
Initial Canadian Term Loan		4.00	7/22/22	108,791	[c]	108,723
Kenan Advantage,
Initial U.S. Term Loan		4.00	7/22/22	341,076	[c]	340,862
Omnitracs,
First Lien Term Loan		4.75	10/29/20	2,448,723	[c]	2,408,932
OSG Bulk Ships,
First Lien Term Loan		5.25	7/22/19	1,716,429	[c]	1,656,354
Pods,
Term Loan		5.25	1/28/22	600,000	[c]	600,000
Scandlines,
Facility B Term Loan	EUR	4.50	11/4/20	837,308	[c]	943,005

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 80.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Surface Transport - 2.0% (continued)
Vouvray US Finance,
First Lien Initial Term Loan	5.00	6/25/21	984,962	[c]	980,855
					9,484,229
Telecommunications - 8.5%
Asurion,
Incremental Tranche B-1 Term Loan	5.00	5/24/19	3,018,784	[c]	3,027,674
Asurion,
Incremental Tranche B-2 Term Loan	4.25	7/8/20	1,568,431	[c]	1,549,806
Asurion,
Second Lien Term Loan	8.50	2/19/21	1,550,000	[c]	1,520,937
Asurion,
Term B4-Loan	5.00	7/29/22	492,500	[c]	491,884
Avaya,
Term B-6 Loan	6.50	3/31/18	472,283	[c]	372,513
Birch Communications,
Term Loan	7.75	7/17/20	784,736	[c]	678,797
CommScope,
Term Loan	3.75	12/29/22	1,741,250	[c]	1,747,780
Communications Sales & Leasing,
Term Loan	5.00	10/14/22	2,481,250	[c]	2,468,075
Consolidated Communications,
Initial Term Loan	4.25	12/18/20	1,221,875	[c]	1,227,679
FairPoint Communications,
Term Loan	7.50	2/14/19	3,404,837	[c]	3,414,421
Frontier Communications Group,
Initial Loan	2.94	3/31/21	2,275,000	[c]	2,183,295
Integra Telecom,
Term B-1 Loan	5.25	8/14/20	2,740,815	[c]	2,660,317
IPC,
First Lien Term B-1 Loan	5.50	8/6/21	1,980,000	[c]	1,850,062
Level 3 Financing,
Tranche B-II 2022 Term Loan	3.50	5/31/22	2,500,000	[c]	2,502,600
Nextgen Finance,
Term B Loan	5.00	5/28/21	2,652,750	[c]	2,195,151
Riverbed Technology,
Term Loan	6.00	2/25/22	3,271,670	[c]	3,288,536
Sable International,
Term Loan	5.50	12/2/22	742,500	[c]	748,403
Sable International,
Term Loan	5.50	12/2/22	907,500	[c]	914,715
SBA Senior Finance II,
Incremental Tranche B-1 Term Loan	3.25	3/24/21	2,701,875	[c]	2,704,334
Telenet,
Term Loan B	4.25	5/3/24	675,000	[c]	679,404
Transaction Network Services,
First Lien Initial Term Loan	5.00	2/15/20	136,620	[c]	135,822
Transaction Network Services,
Second Lien Initial Term Loan	9.00	8/14/20	2,124,021	[c]	2,072,248
Windstream,
Tranche B-5 Term Loan	3.50	8/26/19	977,500	[c]	973,839
Windstream Services,
Tranche B-6 Term Loan	5.75	3/15/21	838,750	[c]	843,363
Zayo Group,
Term Loan	3.75	7/2/19	764,208	[c]	766,360
					41,018,015

Floating Rate Loan Interests - 80.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities - 2.2%
Calpine,
Term B5 Loan	3.50	5/20/22	1,488,750	[c]	1,480,785
Calpine,
Term Loan	4.00	10/30/20	977,500	[c]	978,678
Calpine,
Term Loan	4.00	1/15/23	249,375	[c]	249,531
EFS Cogen Holdings,
Term B Advance Loan	3.75	12/17/20	833,356	[c]	836,827
Murray Energy,
Term B-2 Loan	7.50	4/9/20	2,703,805	[c]	1,876,441
Sandy Creek Energy Associates,
Term Loan	5.00	11/6/20	3,547,048	[c]	2,426,766
TPF II Power,
Term Loan	5.50	9/29/21	2,615,198	[c]	2,620,925
					10,469,953
Total Floating Rate Loan Interests
(cost $391,347,793)					385,926,346

Other Investment - 11.9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $57,231,038)			57,231,038	[d]	57,231,038

Total Investments (cost $505,091,007)			103.5%		497,255,974
Liabilities, Less Cash and Receivables			(3.5%)		(16,612,345)
Net Assets			100.0%		480,643,629

a Principal amount stated in U.S. Dollars unless otherwise noted. EUR—Euro GBP—British Pound

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities were valued at
$37,108,950 or 7.72% of net assets.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations		27,758,970		27,758,970
Corporate Bonds †		26,339,620		26,339,620
Floating Rate Loan Interests †		385,926,346		385,926,346
Mutual Funds	57,231,038			57,231,038
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		337,376		337,376
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(2,588)		(2,588)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

NOTES

valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at February 29, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency			Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Credit Suisse International
British Pound,
Expiring
6/15/2016	1,294,000	1,871,775	1,874,363	(2,588)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign	Currency		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Credit Suisse International (continued)
Euro,
Expiring
6/15/2016	12,301,000	14,031,566	13,694,190	337,376
Gross Unrealized Appreciation				337,376
Gross Unrealized Depreciation				(2,588)

At May 31, 2016, accumulated net unrealized depreciation on investments was $7,835,033, consisting of $2,533,959 gross unrealized appreciation and $10,368,992 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)